Consolidated Statements of Cash Flows - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Profit for the year	$ 10,000,609	$ 8,875,439	$ 9,689,600
Adjustments for:
Employee benefits	65,970	35,082	45,501
Allowance expected credit loss	12,186	24,708	29,395
Depreciation and amortization	3,751,948	3,061,039	2,545,702
Loss (gain) on sale of machinery, equipment and improvements to leased assets	1,568	21,011	(668)
Interest expense for financing activity	4,458,335	4,201,085	3,439,276
Unrealized exchange loss (gain)	(94,639)	519,672	(311,969)
Labor provisions	177,720	77,867	22,986
Income tax expense	4,113,229	3,240,302	3,072,090
Adjustment from operating activities	22,486,926	20,056,205	18,531,913
Trade accounts receivable	(841,885)	(432,955)	50,837
Recoverable income tax and other current assets	32,267	173,461	(469,839)
Concession taxes payable	(42,884)	(540,644)	374,872
Aeropuertos Mexicanos del Pacifico, S.A.P.I. de C.V. - related party	124,363	(18,311)	101,201
Accounts payable	1,007,021	739,036	(213,268)
Taxes payable	127,818	84,613	(47,181)
Deposits received in guarantee	100,860	87,699	108,236
Cash generated by operating activities	22,994,486	20,149,104	18,436,771
Income taxes paid	(4,744,746)	(3,474,764)	(4,501,917)
Net cash provided by operating activities	18,249,740	16,674,340	13,934,854
Cash flows from investing activities:
Purchases of machinery, equipment, improvements on leased assets, improvements to concession assets and advance payments to suppliers	(12,396,949)	(7,844,983)	(10,444,346)
Proceeds from sales of machinery and equipment	7,175	6,573	3,535
Acquisition of subsidiary, net of cash acquired	(19,262)	(875,504)	(614,792)
Other investment activities	137,918	(71,070)	(36,553)
Net cash used in investing activities	(12,271,118)	(8,784,984)	(11,092,156)
Cash flows from financing activities:
Dividends declared and paid	(8,508,872)		(7,498,318)
Dividends paid to non-controlling interest	(559,551)	(139,996)	(135,913)
Capital distribution		(7,003,146)
Proceeds from issuance of debt securities	14,500,000	8,648,134	5,400,000
Proceeds from bank loans	4,109,540	5,658,480	3,715,459
Repayments on bank loans	(6,982,903)	(4,929,881)	(1,642,132)
Payment of debt securities	(7,000,000)	(3,000,000)	(602,000)
Interest paid on leases	(5,540)	(3,695)	(4,805)
Payment of liabilities for lease	(42,180)	(33,292)	(17,517)
Interest capitalized on financial loans	(62,008)	(39,417)	(342,554)
Interest paid on financial loans	(4,925,442)	(4,177,241)	(3,661,981)
Net cash used for by financing activities	(9,476,956)	(5,020,054)	(4,789,761)
Effects of exchange rate changes on cash held:	485,505	541,514	(369,190)
Decrease in cash and cash equivalents	(3,012,829)	3,410,816	(2,316,253)
Cash and cash equivalents at beginning of year	13,466,027	10,055,211	12,371,464
Cash and cash equivalents at the end of year	10,453,198	13,466,027	10,055,211
Non-cash investing activities:
Purchases of machinery, equipment, improvements on leased assets and improvements to concession assets	$ 1,578,524	$ 1,193,561	$ 901,486